BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Balances with related parties (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Trade receivables	$ 97	$ 61
CURRENT LIABILITIES
Trade payables	1,862	898
Other liabilities
Other liabilities		3,961
Other liabilities
Other liabilities		3,625
OPH
CURRENT ASSETS
Trade receivables	97	61
CURRENT LIABILITIES
Trade payables	1,064	626
Other liabilities
Other liabilities		3,961
Other liabilities
Other liabilities		3,625
La Capital Cable
CURRENT LIABILITIES
Trade payables	798	272
Related party
CURRENT ASSETS
Other receivables	15	834
Trade receivables	2,880	2,467
CURRENT LIABILITIES
Trade payables	18,496	15,975
Other Related parties
CURRENT ASSETS
Other receivables	15	834
Trade receivables	2,880	2,467
CURRENT LIABILITIES
Trade payables	$ 18,496	$ 15,975